Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2013	2014	2015
PRC, excluding Hong Kong	$5,078	$812	$53
Hong Kong and other jurisdictions	(1,197)	(6,228)	(12,581)

	$3,881	$(5,416)	$(12,528)

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2013	2014	2015
Current tax	$—	$—	$—
Deferred tax	1,378	—	—

	$1,378	$—	$—

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2014 and 2015 are attributable to the following:

December 31,	2014	2015
Net operating losses	$10,125	$6,609
Property, plant and equipment	—	123

Total deferred tax assets	10,125	6,732
Less: valuation allowance	(10,125)	(6,732)

Deferred tax assets	—	—

Net deferred tax assets	$—	$—

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2013	2014	2015
At beginning of the year	$5,316	$5,960	$10,125
Current year addition (deduction)	644	4,165	(3,393)

At end of the year	$5,960	$10,125	$6,732

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income (Loss) Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income is as follows:

Year ended December 31,	2013	2014	2015
Income (loss) before income taxes	$3,881	$(5,416)	$(12,528)
PRC tax rate	25%	25%	25%
Tax loss (income tax expense) at PRC tax rate on income before income tax	$(970)	$1,354	$3,132
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(487)	(694)	(478)
Change in valuation allowance	(644)	(307)	3,393
Reversal of deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	1,378	—	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	1,850	(471)	(6,335)
Others	251	118	288

Income tax (expense) credit	$1,378	$—	$—